Shareholder Report, Line Graph (Details) 74300184300_Putnam VT Sustainable Leaders Fund_Class IB_TSR Annual {Class IB} - USD ($)												12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name												Class IB
Accumulated Value		$ 35,574	$ 28,917	$ 22,930	$ 29,745	$ 24,073	$ 18,703	$ 13,716	$ 13,929	$ 10,779	$ 10,000	$ 39,378
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
Putnam VT Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Putnam VT Sustainable Leaders Linked Benchmark†
Accumulated Value		$ 36,620	$ 29,291	$ 23,194	$ 28,324	$ 22,006	$ 18,587	$ 13,622	$ 13,917	$ 10,739	$ 10,000	$ 43,167

[1]
†	The Putnam VT Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through August 31, 2019, and the performance of the S&P 500 Index thereafter.